TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Key Management Compensation) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management compensation expenses comprised
Salaries and short-term employee benefits	₪ 25	₪ 21	₪ 27
Long term employment benefits	6	3	3
Employee share-based compensation expenses	11	7	12
Key management compensation expenses	42	31	₪ 42
Statement of financial position items - key management
Current liabilities:	15	9
Non-current liabilities:	₪ 9	₪ 10